UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22512

Variable Insurance Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 6/30/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

Semi-Annual Report

Vice Fund Portfolio

June 30, 2013

Mutuals Advisors, Inc.

700 North Pearl St.

Suite 900

Dallas, TX 75201

Vice Fund Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ended June 30, 2013, as compared to its benchmark:

		6 Month	Since Inception**
Vice Fund Portfolio		13.95%	16.00%
S&P 500 Total Return Index***		13.82%	19.72%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract or separate account. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until April 30, 2014, to ensure that the net annual Fund operating expenses, including underlying funds, will not exceed 1.76% subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses, including underlying funds, would have been 1.86%. A For performance information current to the most recent month-end, please call 1-866-447-4228.

** Inception date is November 16, 2012.
*** The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

	Holdings By Sector	% of Net Assets
	Beverages	24.9%
	Aerospace/Defense	22.6%
	Agriculture	14.7%
	Lodging	11.9%
	Entertainment	9.4%
	Miscellaneous Manufacturing	3.8%
	Electronics	3.4%
	Other, Cash & Cash Equivalents	9.3%
		100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Vice Fund Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	COMMON STOCKS - 90.7%
	AEROSPACE/DEFENSE - 22.6%
100	Boeing Co. (a)	$ 10,244
50	General Dynamics Corp.	3,916
50	L-3 Communications Holdings, Inc.	4,287
50	Rockwell Collins, Inc.	3,171
50	United Technologies Corp.	4,647
		26,265
	AGRICULTURE - 14.7%
100	Altria Group, Inc. (a)	3,499
100	Lorillard, Inc.	4,368
50	Philip Morris International, Inc.	4,331
100	Reynolds American, Inc.	4,837
		17,035
	BEVERAGES - 24.9%
50	Anheuser-Busch InBev NV - ADR	4,513
50	Beam, Inc.	3,155
100	Brown-Forman Corp.	6,755
100	Cia de Bebidas das Americas	3,735
50	Constellation Brands, Inc. *	2,606
50	Diageo PLC - ADR	5,748
50	Molsons Coors Brewing Co.	2,393
		28,905
	ELECTRONICS - 3.4%
50	Honeywell International, Inc.	3,967

	ENTERTAINMENT - 9.4%
50	Churchill Downs, Inc.	3,942
100	International Game Technology	1,671
100	Penn National Gaming, Inc. (a) *	5,286
		10,899
	LODGING - 11.9%
100	Caesars Entertainment Corp. *	1,370
100	Las Vegas Sands Corp.	5,293
50	MGM Resorts International *	739
50	Wynn Resorts, Ltd.	6,400
		13,802
	MISCELLANEOUS MANUFACTURING- 3.8%
200	Smith & Wesson Holding Corp.	1,996
50	Sturm Ruger & Co., Inc.	2,402
		4,398

	TOTAL COMMON STOCKS (Cost $109,019)	105,271

Contracts**	Call Options Purchased * - 0.0%
1	Penn National Gaming, Inc.
	Expiration July 2013, Exercise Price $65.00 (Cost $11)	5

	TOTAL INVESTMENTS IN SECURITIES - 90.7% (Cost $109,030) (b)	$ 105,276
	TOTAL CALL OPTIONS WRITTEN - (0.1) % (Premiums Received $451)	(177)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.4%	10,912
	TOTAL NET ASSETS - 100.0%	$ 116,011
Vice Fund Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013
Contracts**		Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.1)% *
2	Altria Group, Inc.
	Expiration September 2013, Exercise Price $37.00	$ 54
1	Boeing Co.
	Expiration July 2013, Exercise Price $105.00	108
1	Penn National Gaming, Inc.
	Expiration July 2013, Exercise Price $60.00	15
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $451)	$ 177

* Non-Income producing security.
**One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is, including call options written, is $108,847 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
ADR - American Depositary Reciepts
	Unrealized appreciation	$ 956
	Unrealized depreciation	(4,527)
	Net unrealized depreciation	$ (3,571)

The accompanying notes are an integral part of these financial statements.

Vice Fund Portfolio
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments securities
At cost	$ 109,030
At value	$ 105,276
Receivable for securities sold	42,398
Due from advisor	8,826
Dividends and interest receivable	1,150
Prepaid expenses and other assets	6,780
Total Assets	164,430

Liabilities:
Due to custodian	33,831
Payable for investments purchased	2,628
Call options written, at value (premiums received $451)	177
Fees payable to other affiliates	6,501
Distribution (12b-1) fees payable	736
Accrued expenses and other liabilities	4,546
Total Liabilities	48,419

Net Assets	$ 116,011

Composition of Net Assets:
Paid in capital	$ 125,404
Accumulated net investment income	3,006
Accumulated net realized loss from investment transactions and options written	(8,919)
Net unrealized depreciation on investment transactions and options written	(3,480)

Net Assets	$ 116,011

Shares outstanding (unlimited number of shares authorized without par value)	10,000

Net asset value (net assets ÷ shares outstanding), offering price and redemption price per share	$ 11.60

The accompanying notes are an integral part of these financial statements.

Vice Fund Portfolio
STATEMENT OF OPERATIONS (Unaudited)
For the Six-Months Ended June 30, 2013

Investment Income:
Dividends	$ 3,786
Interest	13
Total investment income	3,799

Expenses:
Advisory fees	1,270
Distribution (12b-1) fees	668
Professional Fees	8,500
Administration fees	5,090
Audit fees	3,764
Custody fees	2,520
MFund service fees	2,349
Trustees' fees	2,203
Printing expense	1,272
Legal fees	131
Other expenses	29
Total expenses	27,796

Less: Fees waived and expenses reimbursed by the Advisor	(25,449)
Net expenses	2,347

Net Investment Income	1,452

Realized and Unrealized Gain:
Net realized gain (loss) from:
Investment transactions	(11,932)
Options written	2,349
(9,583)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(3,191)
Options written	252
(2,939)

Net Realized and Unrealized Loss	(12,522)

Net Decrease in Net Assets Resulting From Operations	$ (11,070)

The accompanying notes are an integral part of these financial statements.

Vice Fund Portfolio
STATEMENT OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the
	June 30, 2013	Period Ended
	(Unaudited)	December 31, 2012*
Increase (Decrease) in Net Assets From Operations:
Net investment income	$ 1,452	$ 1,554
Net realized gain (loss) from investment transactions	(11,932)	214
Net realized gain from options written	2,349	450
Net change in unrealized depreciation on investment transactions and options written	(2,939)	(541)

Net increase (decrease) in net assets resulting from operations	(11,070)	1,677

From Shares of Beneficial Interest:
Proceeds from shares sold	704,994	121,575
Payments for shares redeemed	(701,157)	(8)
Net increase in net assets from shares of beneficial interest	3,837	121,567

Net Increase (Decrease) in Net Assets	(7,233)	123,244

Net Assets:
Beginning of Period	123,244	-
End of Period*	$ 116,011	$ 123,244
* Includes accumulated net investment income of:	3,006	1,554

Share Activity:
Shares sold	61,133	12,117
Shares redeemed	(63,250)	-
	(2,117)	12,117

* The Vice Fund Portfolio commenced operations on November 16, 2012.

The accompanying notes are an integral part of these financial statements.

Vice Fund Portfolio
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	For the Six	For the
	Months Ended	Period Ended
	June 30, 2013	December 31,
	(Unaudited)	2012(1)
Net Asset Value, Beginning of Period	$ 10.17	$ 10.00
Income From Investment Operations:
Net investment income (2)	0.06	0.14
Net realized and unrealized gain	1.37	0.03
Total from investment operations	1.43	0.17

Net Asset Value, End of Period	$ 11.60	$ 10.17

Total Return (3)(5)	13.95%	1.70%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$ 116	$ 123
Ratio of gross expenses to
average net assets (4)(6)	20.69%	90.81%
Ratio of net expenses to
average net assets (6)	1.75%	1.75%
Ratio of net investment income to
average net assets (6)	1.08%	12.00%
Portfolio Turnover Rate (5)	308%	62%
(1)	The Vice Fund Portfolio commenced operations on November 16, 2012.
(2)	Per share amounts calculated using the average shares method.
(3)

Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund. Had the Advisor not waived or reimbursed a portion of the Fund's expenses, total return would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Not annualized.
(6)	Annualized for periods less than one full year.
(7)	5.6% of the Portfolios ratio of net investment income to average net assets is attributable to special dividends.

The accompanying notes are an integral part of these financial statements.

VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2013

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Variable Insurance Trust (the “Trust”), was organized as an Ohio business trust on December 8, 2010. The Trust is registered as an open end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). These financial statements include only the Vice Fund Portfolio (the “Portfolio”), a series of the Trust. The Portfolio is registered as non-diversified. The Portfolio’s investment advisor is Mutuals Advisors, Inc. (the “Advisor”).

Vice Fund Portfolio commenced operations on November 16, 2012. The Portfolio’s objective is to achieve long-term growth.

The following is a summary of significant accounting policies consistently followed by the Portfolio which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Securities Valuation - The net asset value per share of the Portfolio is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ at the NASDAQ Official Closing Price (“NOCP”); (c) United States Government and Agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees. (e) Options are valued at their closing value on the exchange they are traded on, when no closing price is available options are valued at their mean price.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Portfolio discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices

VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2013

 (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1

-

quoted prices in active markets for identical securities.

Level 2

-

other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.).

Level 3

-

significant unobservable inputs (including the Portfolio’s own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Portfolio’s investments, used to value the Portfolio’s assets and liabilities as of June 30, 2013:

Assets

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Common Stocks (b)	$ 105,271	$ -	$ 105,271
Call Options Purchased	5	-	5
Total	$ 105,276	$ -	$ 105,276

Liabilities
Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Total
Call Options Written	$ -	$ (177)	$ (177)
Total	$ -	$ (177)	$ (177

(a) As of and during the six months ended June 30, 2013, the Portfolio held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no transfers into and out of Level 1 and 2 during the current period presented.  It is the Portfolio’s policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

(b) All common stock held by the Portfolio are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

b)

Accounting for Options – The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Portfolio writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Portfolio has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2013

The locations on the Statement of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Location of Derivatives on Statement of Assets and Liabilities	Fair Value of Liability Derivatives
Call options written	Options written, at value	$ (177)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Primary Risk Exposure	Location of Gain on Derivatives Recognized in Income	Realized and Unrealized Gain on Liability Derivatives Recognized in Income
Options written	Equity Risk	Net realized gain on options written	$ 2,349
Options written	Equity Risk	Net change in unrealized appreciation on options written	252
Total			$ 2,601

The contracts in the table in Note 3 are an indication of volume in the Portfolio's derivative activity.

c)

Federal Income Tax - The Portfolio has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provisions are required.

As of and during the six months ended June 30, 2013, the Portfolio did not have a liability for any unrecognized tax expense. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. During the six months ended June 30, 2013, the Portfolio did not incur any interest or penalties. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years, or expected to be taken in the Portfolio’s 2012 or 2013 tax returns. No examination of the Portfolio’s tax returns is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date. The Portfolio determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Portfolio and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2013

f)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2) INVESTMENT TRANSACTIONS

For the six months ended June 30, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Portfolio were as follows:

Purchases	Sales
$ 824,615	$ 698,947

There were no government securities purchased or sold during the period.

(3) OPTIONS WRITTEN

A summary of option contracts written by the Portfolio during the six months ended June 30, 2013, were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	13	738
Options written	71	6483
Options exercised	(26)	(2832)
Options expired	(27)	(2029)
Options closed	(27)	(1909)
Options outstanding at the end of period	4	451

* One option contract is equivalent to one hundred shares of common stock.

(4) ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Mutuals Advisors, Inc. is the Advisor to the Portfolio pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Portfolio in accordance with the Portfolio’s investment policies and restrictions. The Advisor provides the Portfolio with investment advice and supervision and furnishes an investment program for the Portfolio. For its services under the Investment Advisory Agreement, the Advisor is paid a monthly management fee at the annual rate of 0.95% of the average daily net assets of the Portfolio. The Advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Portfolio and other expenses paid by the Portfolio as detailed in the Advisory Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the six months ended June 30, 2013, advisory fees of $1,270 were incurred by the Portfolio, before the waiver and reimbursement described below.

VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2013

The Advisor and the Portfolio have entered into an Expense Limitation Agreement under which the Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds and extraordinary expenses) at 1.75% for the Portfolio’s shares through October 31, 2013. Each waiver or reimbursement by the Advisor is subject to repayment by the Portfolio within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Portfolio is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months ended June 30, 2013, the Advisor waived advisory fees and reimbursed expenses of $25,449. For the year ended December 31, 2012, the Advisor may recapture $11,530 of waived advisory fees no later than December 31, 2015.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Portfolio, the Portfolio pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended June 30, 2013, the Portfolio incurred $2,349 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC, and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Portfolio pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per portfolio in the Trust. The fees paid to the Trustees are paid in Portfolio shares. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act, the Portfolio is authorized to pay the participating insurance company and other intermediaries, compensation for distribution and shareholder services.  The Plan permits the Portfolio to pay compensation for account maintenance, shareholder services, distribution, sales and promotional activities at the annual rate of up to 0.50% of the average net assets of the Portfolio.  Such fees are to be paid by the Portfolio monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Portfolio’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The participating insurance company and other intermediaries shall use such fee, among other things, to pay interest and principal where such payments have been financed.

(5) TAX COMPONENTS OF CAPITAL

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

VICE FUND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2013

The difference between book basis and tax basis net unrealized depreciation of investments, undistributed ordinary income and undistributed long-term gains is primarily attributable to the tax deferral of losses on wash sales and the tax treatment of short-term capital gains.

 (6) OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(7) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates a presumption of control of the portfolio, under Section 2(a)(9) of the 1940 Act. As of June 30, 2013, Mutuals Advisors, Inc. held 100.00% of the Portfolio and may be deemed to control the Portfolio.

(8) RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

(9) SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

VICE FUND PORTFOLIO

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2013

Board Deliberations Regarding Approval of the Management Agreement with respect to the Vice Fund Portfolio

The Board of Trustees of Variable Insurance Trust (the “Trust”), including the Independent Trustees, unanimously approved the Management Agreement between the Trust, on behalf of the Vice Fund Portfolio (the “Fund”), and MAI, Inc. (“MAI” or the “Adviser”) at a meeting of the Board of Trustees held on August 28, 2012.

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed a report prepared by MAI setting forth the adviser’s responses to a series of questions regarding, among other things, the adviser’s past investment performance, its proposed services to the Fund, comparative information regarding the Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Fund.

Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, the Trust’s President referred the Board to the performance information of the Vice Fund, noting that the Fund’s portfolio will be managed identically in all material respects to the Vice Fund.  The Board then reviewed the Vice Fund’s performance relative to the S&P 500 Index, Morningstar Large Cap Blend category and its peer funds for the year-to-date, one-year, three-year and five-year periods ending June 30, 2012. The Board noted that the Vice Fund’s returns exceeded those of the S&P 500 Index and the median of the Morningstar Large Cap Blend category for each of the periods presented. The Board further noted that the Fund had underperformed its peer fund median for the year-to-date and five-year periods but had outperformed its peer fund median for the one-year and three-year period.  After further discussion regarding the performance of the Vice Fund, the Board determined that Fund has the potential to deliver favorable returns.

As to MAI’s business and the qualifications of its personnel, the Trustees examined a copy of MAI’s registration statement on Form ADV and discussed the experience of its investment personnel. The Trustees then noted that MAI had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund’s investment policies and limitations, as well as federal securities laws.  The Trust’s President informed the Board that the SEC recently conducted an examination of MAI. He stated that MAI had not received any written results of the examination but he summarized his discussions with the SEC at the exit interview.  Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the proposed Management Agreement.

As to the costs of the services to be provided and the profits to be realized by MAI, the Trustees reviewed MAI’s estimates of profitability and its financial condition as presented in the financial information provided by MAI. The Trustees also considered MAI’s agreement to waive fees and reimburse expense to the extent that the Fund’s total operating expenses exceed certain limits.  The Trustees noted that MAI will receive some benefits from the 12b-1 fees. Based on their review, the Trustees concluded that they were satisfied that MAI’s expected level of profitability from its relationship with the Fund would not be excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund and compared that fee to management fees paid by funds in a relevant peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group and Morningstar Large Cap Growth category.  The Trustees noted that the Fund’s management fee was lower than the peer group median and that its expense ratio was lower than the medians of the peer group and Morningstar category. After further discussion, the Trustees concluded that the Fund’s proposed management fee was acceptable.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for MAI to share the economies of scale with the Fund and its shareholders if the Fund

VICE FUND PORTFOLIO

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2013

experiences a substantial growth in assets.  The Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense caps.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the Fund’s shareholders.

VICE FUND PORTFOLIO

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2013

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Vice Fund Portfolio

EXPENSE EXAMPLES (Unaudited)

June 30, 2013

As a shareholder of the Vice Fund Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Vice Fund Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Vice Fund Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 – 6/30/13	Expense Ratio During Period** 1/1/13 – 6/30/13
Vice Fund Portfolio	$1,000.00	$1,139.50	$9.28	1.75%

Hypothetical (5% return before expenses)(b)	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expenses Paid During Period* 1/1/13 – 6/30/13	Expense Ratio During Period** 1/1/13 – 6/30/13
Vice Fund Portfolio	$1,000.00	$1,016.12	$8.75	1.75%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized.

Variable Insurance Trust

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

MANAGER

Mutuals Advisors, Inc.

700 North Pearl St.

Suite 900

Dallas, TX 75201

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

US Bank Trust Services

1555 N. RiverCenter Dr. Suite 300

Milwaukee, WI 53212

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: September 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: September 3, 2013